LEASE (Schedule of Prepaid Land Lease Payments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Lease
Prepaid land lease payments			¥ 456,823
Less: accumulated amortization			(18,500)
Net carrying value	$ 0	¥ 0	¥ 438,323
Prepaid land lease payments	65,619	456,823
Less: accumulated amortization	(4,017)	(27,962)
Net carrying value	$ 61,602	¥ 428,861